GOODWILL - Changes to balance and allocations of goodwill in acquisitions (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Mar. 04, 2019 ZAR (R)
Changes in goodwill
Balance at beginning of the year		R 6,889.6	R 6,396.0	R 936.0
Impairment		(54.3)	(436.3)	(99.1)
Goodwill on acquisition		176.9	34.9	5,873.9
Foreign currency translation		(157.3)	895.0	(314.8)
Balance at end of the year		6,854.9	6,889.6	6,396.0	R 936.0
Goodwill expected to be deducted for tax purposes		0.0
SFA Oxford Limited [Member]
Changes in goodwill
Impairment		0.0
Balance at end of the year		122.7
Goodwill expected to be deducted for tax purposes							R 0.0
SFA Oxford Limited [Member] | Stillwater
Changes in goodwill
Balance at end of the year		60.2
SFA Oxford Limited [Member] | Rustenburg operations
Changes in goodwill
Balance at end of the year		44.3
SFA Oxford Limited [Member] | Kroondal
Changes in goodwill
Balance at end of the year		18.2
Qinisele Resources [Member]
Changes in goodwill
Goodwill on acquisition		54.3
Balance at end of the year		0.0
Goodwill expected to be deducted for tax purposes		0.0
Cooke Acquisition
Changes in goodwill
Impairment			R (436.3)	R (99.1)	R (201.3)
Goodwill on acquisition						R 736.7
Aquarius Acquisition
Changes in goodwill
Impairment		0.0
Balance at end of the year		400.6
Aquarius Acquisition | Rustenburg operations
Changes in goodwill
Goodwill on acquisition		267.1
Balance at end of the year		267.1
Aquarius Acquisition | Kroondal
Changes in goodwill
Goodwill on acquisition		133.5
Balance at end of the year		133.5
Stillwater Canada, Inc. [Member]
Changes in goodwill
Impairment		0.0
Balance at end of the year	$ 449.7	5,873.9
DRDGOLD Limited
Changes in goodwill
Impairment		0.0
Balance at end of the year		R 34.9